SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK DEPOSITS [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 5:- SHORT-TERM BANK DEPOSITS

As of December 31, 2013 and 2012, the Company's bank deposits are as follows:

December 31, 2013
Amount	Maturity date	Annual interest

$5,028	June 5, 2014	0.85%
2,500	February 25, 2014	1.65%
120	November 25, 2014	0.5%
19	January 28, 2014	0.69%

$7,667

December 31, 2012
Amount	Maturity date	Annual interest

$18	January 27, 2013	1.73%
112	December 2, 2013	0.2%

$130